UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust

(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022

(Address of principal executive offices) (Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: SUM0703
One Lincoln Street	One Lincoln Street
Boston, Massachusetts 02111-2950	Boston, MA 02111

Registrant’s telephone number, including area code:    (212) 584-3570

Date of fiscal year end:    September 30

Date of reporting period:    December 31, 2017

Item 1.	Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Shares	Description	Fair Value

COMMON STOCKS – 52.5%
Bermuda – 0.7%
1,425,600	Jardine Strategic Holdings Ltd.	$56,425,248

China – 0.8%
152,132	Baidu Inc., ADR (a)	35,630,836
15,637,640	Clear Media Ltd.	15,551,874
67,364,000	Springland International Holdings Ltd.	16,468,413

		67,651,123

France – 7.6%
854,431	Alten SA	71,363,367
2,083,530	Altran Technologies SA	34,723,917
25,002,184	Bolloré SA	135,834,806
143,278	Bolloré SA NV (a)	782,200
7,769,810	Bureau Veritas SA	212,462,079
587,252	Criteo SA, ADR (a)	15,286,170
818,418	Engie SA	14,076,658
37,482	Financière de l’Odet SA	44,340,884
90,332	Robertet SA	44,220,993
56,870	Séché Environnement SA	2,041,604
275,572	Sodexo SA	37,048,758
197,808	Thales SA	21,332,100
41,301	Wendel SA	7,155,738

		640,669,274

Germany – 0.6%
345,983	Bayerische Motoren Werke AG	36,045,517
132,130	Siemens AG	18,413,967

		54,459,484

Hong Kong – 0.2%
9,937,659	Hongkong & Shanghai Hotels Ltd.	14,856,532

Ireland – 0.9%
11,411,630	AIB Group Plc	75,307,299

Japan – 6.8%
21,808,300	Astellas Pharma Inc.	278,132,036
188,100	Azbil Corp.	8,163,381
444,400	Benesse Holdings Inc.	15,677,746
579,900	F@N Communications, Inc.	4,621,701
285,600	FANUC Corp.	68,589,625
615,700	Icom Inc.	14,415,058
211,200	Medikit Co., Ltd.	9,840,692
689,900	Miraca Holdings Inc.	29,543,089
176,000	Nitto Kohki Co., Ltd.	4,456,428
324,100	Okinawa Cellular Telephone Co.	11,807,681
1,049,100	Rohto Pharmaceutical Co., Ltd.	28,025,658
384,700	Seven & i Holdings Co., Ltd.	15,988,907
259,400	Techno Medica Co., Ltd.	4,516,910
919,900	Toho Co., Ltd.	31,881,158
11,140,800	Yahoo Japan Corp.	51,118,647

		576,778,717

Malaysia – 0.5%
30,914,500	Genting Malaysia Berhad	43,006,828

Mexico – 0.4%
9,188,500	Kimberly-Clark de México SAB de CV, Class ‘A’	16,178,302
1,726,640	Promotora y Operadora de Infraestructura SAB de CV	17,059,599

		33,237,901

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Shares	Description	Fair Value

Netherlands – 1.5%
1,117,937	Airbus SE	$111,332,542
467,905	Royal Boskalis Westminster N.V.	17,645,289

		128,977,831

Singapore – 0.1%
6,932,400	First Resources Ltd.	9,692,765

South Africa – 0.4%
2,535,416	Net 1 U.E.P.S. Technologies Inc. (a)	30,146,096

South Korea – 4.7%
317,438	Hyundai Elevator Co., Ltd.	16,115,046
376,382	Hyundai Mobis Co., Ltd.	92,523,032
296,742	Hyundai Motor Co.	43,230,802
2,155,662	Kangwon Land, Inc.	70,064,252
585,723	KT&G Corp.	63,204,259
45,515	Samsung Electronics Co., Ltd.	108,135,659

		393,273,050

Switzerland – 3.5%
467,200	Compagnie Financière Richemont SA	42,335,430
2,226,069	Nestlé SA	191,435,766
3,541,920	UBS Group AG	65,208,112

		298,979,308

Thailand – 0.2%
32,930,400	Thaicom PCL	12,630,562

United Kingdom – 3.1%
6,726,382	Antofagasta Plc	91,270,383
2,953,275	HSBC Holdings Plc	30,579,115
8,984,991	Millennium & Copthorne Hotels Plc	70,966,893
3,761,700	WPP Plc	68,107,543

		260,923,934

United States – 20.5%
504,728	Adtalem Global Education Inc. (a)	21,223,812
14,232	Alphabet Inc., Class ‘A’ (a)	14,991,989
45,026	Alphabet Inc., Class ‘C’ (a)	47,115,206
927,740	Amdocs Ltd.	60,748,415
536,848	American Express Co.	53,314,375
344,874	Aon Plc	46,213,116
250,662	Astronics Corp. (a)	10,394,953
4,081,599	Bank of America Corp.	120,488,803
1,145	Berkshire Hathaway Inc., Class ‘A’ (a)	340,752,011
281,561	Berkshire Hathaway Inc., Class ‘B’ (a)	55,811,021
670,194	Cimarex Energy Co.	81,770,370
699,939	CVS Health Corp.	50,745,578
375,167	DaVita Inc. (a)	27,105,816
1,004,601	Expeditors International of Washington, Inc.	64,987,639
461,478	Flowserve Corp.	19,442,068
65,665	Goldman Sachs Group, Inc.	16,728,815
2,489,399	Liberty Interactive Corp. QVC Group, Series ‘A’ (a)	60,791,124
448,567	Marsh & McLennan Cos., Inc.	36,508,868
900,077	Mastercard Inc., Class ‘A’	136,235,655

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Shares	Description	Fair Value

United States – 20.5% (continued)
5,996,703	News Corp., Class ‘A’	$97,206,556
1,206,877	News Corp., Class ’B’	20,034,158
339,445	Omnicom Group, Inc.	24,721,779
3,061,772	Oracle Corp.	144,760,580
806,458	Schlumberger Ltd.	54,347,205
692,377	Teradata Corp. (a)	26,628,819
329,582	Tiffany & Co.	34,260,049
437,808	United Technologies Corp.	55,851,167

		1,723,179,947

	TOTAL COMMON STOCKS
	(Cost – $2,710,195,750)	4,420,195,899

Principal
Amount

CORPORATE NOTES & BONDS – 1.4%
Norway – 0.0%
163,486 USD	Golden Close Maritime Corp. Ltd., 8% due 3/29/2022 (12% PIK) (b)(c)	143,868

South Africa – 0.6%
46,980,000 USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (b)	48,037,050

United Kingdom – 0.0%
	Ensco Plc:
2,998,000 USD	4.5% due 10/1/2024	2,533,310
322,000 USD	5.2% due 3/15/2025	275,310

		2,808,620

United States – 0.8%
15,433,000 USD	Era Group Inc., 7.75% due 12/15/2022	15,047,175
	Intelsat Jackson Holdings SA:
8,702,000 USD	7.5% due 4/1/2021	7,962,330
29,476,000 USD	5.5% due 8/1/2023	24,170,320
	Rowan Cos., Inc.:
17,524,000 USD	4.875% due 6/1/2022	16,603,990
3,786,000 USD	4.75% due 1/15/2024	3,350,610
3,721,000 USD	7.375% due 6/15/2025	3,818,676

		70,953,101

	TOTAL CORPORATE NOTES & BONDS
	(Cost – $108,071,085)	121,942,639

CONVERTIBLE BONDS – 0.1%
Norway – 0.0%
523,946 USD	Golden Close Maritime Corp. Ltd., 0% due 3/29/2022 (a)(b)(d)	86,451

United Kingdom – 0.1%
4,412,000 USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	3,937,710

	TOTAL CONVERTIBLE BONDS
	(Cost – $4,008,225)	4,024,161

SOVEREIGN BONDS – 0.4%
Singapore – 0.4%
48,129,000 SGD	Government of Singapore, 2.5% due 6/1/2019	36,415,673

	TOTAL SOVEREIGN BONDS
	(Cost – $36,153,096)	36,415,673

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Ounces	Description	Fair Value

COMMODITIES – 5.6%
359,188	Gold Bullion (a)
		$468,144,150

	TOTAL COMMODITIES
	(Cost – $503,726,312)	468,144,150

Principal
Amount

SHORT-TERM INVESTMENTS – 39.9%
Commercial Paper – 39.8%
	Apple Inc.:
50,000,000 USD	1.19% due 1/5/2018 (b)	49,986,291
50,000,000 USD	1.21% due 1/10/2018 (b)	49,976,400
65,000,000 USD	1.49% due 2/8/2018 (b)	64,891,401
	Boeing Co.:
50,000,000 USD	1.21% due 1/3/2018 (b)	49,990,083
26,500,000 USD	1.55% due 1/17/2018 (b)	26,479,706
50,000,000 USD	1.25% due 1/24/2018 (b)	49,946,953
	Cisco Systems Inc.:
50,000,000 USD	1.2% due 1/17/2018 (b)	49,962,238
50,000,000 USD	1.28% due 2/8/2018 (b)	49,916,463
50,000,000 USD	1.38% due 2/13/2018 (b)	49,906,020
50,000,000 USD	1.42% due 2/15/2018 (b)	49,901,867
50,000,000 USD	Coca-Cola Co., 1.25% due 1/23/2018 (b)	49,949,063
	Consolidated Edison Co. Inc.:
50,000,000 USD	1.65% due 1/3/2018(b)	49,988,000
50,000,000 USD	1.65% due 1/4/2018 (b)	49,997,775
	Diageo Capital Plc:
39,000,000 USD	1.8% due 1/4/2018 (b)	38,989,106
21,400,000 USD	1.7% due 1/8/2018 (b)	21,389,948
2,996,000 USD	Dover Corp., 1.75% due 1/4/2018 (b)	2,995,163
50,000,000 USD	E.I. Du Pont de Nemours & Co., 1.78% due 1/25/2018 (b)	49,934,300
	Eli Lilly & Co.:
50,000,000 USD	1.25% due 1/5/2018 (b)	49,986,291
50,000,000 USD	1.36% due 1/8/2018 (b)	49,980,361
50,000,000 USD	1.25% due 1/12/2018 (b)	49,972,409
50,000,000 USD	1.4% due 1/19/2018 (b)	49,958,117
	Engie SA:
35,800,000 USD	1.24% due 1/4/2018 (b)	35,791,175
50,000,000 USD	1.45% due 1/19/2018 (b)	49,956,075
	Exxon Mobil Corp.:
50,000,000 USD	1.18% due 1/2/2018	49,992,628
50,000,000 USD	1.23% due 1/3/2018	49,990,729
50,000,000 USD	1.28% due 1/4/2018	49,988,816
40,000,000 USD	1.38% due 1/11/2018	39,979,836
50,000,000 USD	1.28% due 1/18/2018	49,960,722
50,000,000 USD	1.42% due 2/1/2018	49,932,756
50,000,000 USD	1.41% due 2/6/2018	49,922,650
	GlaxoSmithKline LLC:
8,200,000 USD	1.35% due 1/4/2018 (b)	8,199,652
74,000,000 USD	1.55% due 1/16/2018 (b)	73,944,574
	Henkel Corp.:
45,000,000 USD	1.54% due 1/22/2018 (b)	44,954,580
30,900,000 USD	1.52% due 1/30/2018 (b)	30,857,949
47,500,000 USD	Honeywell International Inc., 1.5% due 1/18/2018 (b)	47,461,657

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Principal
Amount	Description	Fair Value

Commercial Paper – 39.8% (continued)
	Johnson & Johnson:
50,000,000 USD	1.15% due 1/4/2018 (b)	$49,988,258
50,000,000 USD	1.15% due 1/11/2018 (b)	49,974,397
50,000,000 USD	1.2% due 1/16/2018 (b)	49,964,300
50,000,000 USD	1.2% due 1/17/2018 (b)	49,962,238
50,000,000 USD	Kraft Heinz Foods Co., 1.78% due 1/12/2018 (b)	49,960,353
	LVMH Moët Hennessy Louis Vuitton SE:
50,000,000 USD	1.36% due 1/11/2018 (b)	49,973,133
50,000,000 USD	1.4% due 1/16/2018 (b)	49,962,550
50,000,000 USD	1.36% due 1/18/2018 (b)	49,958,250
50,000,000 USD	1.7% due 1/22/2018 (b)	49,953,875
	Microsoft Corp.:
50,000,000 USD	1.21% due 1/9/2018 (b)	49,978,382
50,000,000 USD	1.24% due 1/11/2018 (b)	49,974,397
50,000,000 USD	1.27% due 1/23/2018 (b)	49,949,757
50,000,000 USD	1.42% due 2/12/2018 (b)	49,908,125
50,000,000 USD	Mondelez International Inc., 1.88% due 1/24/2018 (b)	49,937,203
50,000,000 USD	Nestlé Capital Corp., 1.12% due 1/10/2018 (b)	49,978,333
	Novartis Finance Corp.:
6,500,000 USD	1.3% due 1/2/2018 (b)	6,498,985
50,000,000 USD	1.36% due 1/9/2018 (b)	49,978,382
	Proctor & Gamble Co.:
60,000,000 USD	1.24% due 1/8/2018 (b)	59,976,433
50,000,000 USD	1.24% due 1/12/2018 (b)	49,972,409
	Time Warner Inc.:
50,000,000 USD	1.63% due 1/3/2018 (b)	49,988,389
50,000,000 USD	1.69% due 1/5/2018 (b)	49,983,666
79,000,000 USD	1.75% due 1/10/2018 (b)	78,955,260
	Unilever Capital Corp.:
50,000,000 USD	1.46% due 1/9/2018 (b)	49,978,076
50,000,000 USD	1.34% due 1/29/2018 (b)	49,936,235
50,000,000 USD	1.39% due 2/5/2018 (b)	49,921,625
	United Parcel Service, Inc.:
9,700,000 USD	1.15% due 1/22/2018 (b)	9,690,533
69,800,000 USD	1.05% due 1/23/2018 (b)	69,728,891
50,000,000 USD	1.25% due 1/26/2018 (b)	49,942,639
50,000,000 USD	1.25% due 1/31/2018 (b)	49,932,075
	Wal-Mart Stores Inc.:
50,000,000 USD	1.25% due 1/2/2018 (b)	49,992,133
50,000,000 USD	1.39% due 1/10/2018 (b)	49,976,233
	Walt Disney Co.:
50,000,000 USD	1.17% due 1/8/2018 (b)	49,980,083
50,000,000 USD	1.17% due 1/9/2018 (b)	49,978,076
50,000,000 USD	1.25% due 1/19/2018 (b)	49,957,534
50,000,000 USD	1.45% due 1/22/2018 (b)	49,951,200
50,000,000 USD	1.63% due 3/23/2018 (b)	49,822,200

		3,358,596,362

Investment Company – 0.0%
1,000,000 USD	Dreyfus Treasury Prime Cash Management Fund, 1.12%, (e)	1,000,000

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Principal
Amount	Description	Fair Value

Treasury Bills – 0.1%
5,000,000 USD	U.S. Treasury Bill, due 3/8/2018 (f)	$4,988,320

	TOTAL SHORT-TERM INVESTMENTS
	(Cost – $3,365,112,587)	3,364,584,682

	TOTAL INVESTMENTS – 99.9%(Cost – $6,727,267,055)	8,415,307,204
	Other Assets In Excess of Liabilities – 0.1%	7,536,785

	TOTAL NET ASSETS – 100.0%	$8,422,843,989

The IVA Worldwide Fund had the following open forward foreign currency contracts at December 31, 2017:

		SETTLEMENT				NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	DECEMBER 31, 2017	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/08/2018 AUD	61,549,000	$46,929,764	$48,018,256	$(1,088,492)
euro	State Street Bank & Trust Co.	03/08/2018 EUR	74,769,000	89,266,410	90,045,896	(779,486)
Japanese yen	State Street Bank & Trust Co.	03/08/2018 JPY	16,208,800,000	144,448,653	144,294,857	153,796
South Korean won	State Street Bank & Trust Co.	01/08/2018 KRW	126,166,000,000	116,282,313	118,123,479	(1,841,166)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(3,555,348)

Abbreviations used in this schedule:
ADR	–	American Depositary Receipt
AUD	–	Australian dollar
EUR	–	euro
JPY	–	Japanese yen
KRW	–	South Korean won
NV	–	Non-voting
PIK	–	Payment-in-kind
SGD	–	Singapore dollar
USD	–	United States dollar

(a)	Non-income producing investment.
(b)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(c)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(d)	Security is deemed illiquid. As of December 31, 2017, the value of these illiquid securities amounted to 0.0% of total net assets.
(e)	Rate disclosed is the daily yield on December 31, 2017.
(f)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of December 31, 2017, portfolio securities valued at $4,988,320 were segregated to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	10.2%
Industrials	9.7%
Technology	9.5%
Gold & Gold Mining	6.2%
Holding Company	5.4%
Financials	5.3%
Health Care	4.5%
Consumer Staples	4.1%
Energy	2.2%
Materials	1.6%
Telecommunication Services	0.7%
Sovereign Bonds	0.4%
Utilities	0.2%
Short-Term Investments	39.9%
Other (a)	0.1%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Shares	Description	Fair Value

COMMON STOCKS – 66.9%
Australia – 0.1%
4,684,735	WPP AUNZ Ltd.	$3,362,845

Bermuda – 0.9%
976,326	Jardine Strategic Holdings Ltd.	38,642,983

Brazil – 0.3%
1,515,600	TOTVS SA	13,642,841

Canada – 0.3%
3,307,348	Uranium Participation Corp. (a)	11,129,739

Chile – 0.4%
551,948	Compañía Cervecerías Unidas SA, ADR	16,326,622

China – 2.9%
129,029	Baidu Inc., ADR (a)	30,219,882
40,065,030	Clear Media Ltd. (b)	39,845,291
2,370,186	Phoenix New Media Ltd., ADR (a)	15,382,507
59,788,000	Phoenix Satellite Television Holdings Ltd.	8,494,299
108,509,000	Springland International Holdings Ltd.	26,527,092

		120,469,071

France – 12.6%
956,667	Alten SA	79,902,272
1,558,093	Altran Technologies SA	25,967,033
12,963,316	Bolloré SA	70,428,628
74,288	Bolloré SA NV (a)	405,562
5,779,454	Bureau Veritas SA	158,036,659
586,703	Criteo SA, ADR (a)	15,271,879
158,660	DOM Security SA (b)	11,326,901
804,327	Engie SA	13,834,296
184,201	Euler Hermes Group	26,921,647
30,023	Financière de l’Odet SA	35,516,951
69,543	Robertet SA	34,043,977
5,900	Robertet SA-CI (c)	2,378,581
300,428	Séché Environnement SA	10,785,212
167,314	Sodexo SA	22,494,215
155,834	Thales SA	16,805,521
29,983	Wendel SA	5,194,802

		529,314,136

Germany – 1.1%
263,767	Bayerische Motoren Werke AG	27,480,015
130,556	Siemens AG	18,194,610

		45,674,625

Hong Kong – 1.2%
51,262,000	APT Satellite Holdings Ltd. (b)	22,373,835
15,821,000	Asia Satellite Telecommunications Holdings Ltd.	14,377,481
9,918,917	Hongkong & Shanghai Hotels Ltd.	14,828,513

		51,579,829

India – 1.0%
425,750	Bajaj Holdings and Investment Ltd.	19,110,474
47,141,230	South Indian Bank Ltd.	22,932,673

		42,043,147

Indonesia – 0.3%
288,943,800	PT Bank Bukopin Tbk	12,565,089

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Shares	Description	Fair Value

Ireland – 1.4%
9,076,754	AIB Group Plc	$59,899,053

Japan – 14.4%
952,770	Arcland Sakamoto Co., Ltd.	15,440,497
160,500	As One Corp.	10,056,623
11,760,600	Astellas Pharma Inc.	149,988,748
291,600	Azbil Corp.	12,655,194
73,800	The Bank of Okinawa Ltd.	3,006,364
326,700	Benesse Holdings Inc.	11,525,472
202,900	Daiseki Co., Ltd.	5,645,365
645,900	Doshisha Co., Ltd.	13,746,334
112,200	Earth Chemical Co., Ltd.	5,656,055
591,800	EPS Holdings Inc.	13,372,290
3,598,100	F@N Communications, Inc.	28,676,226
175,400	FANUC Corp.	42,124,021
748,000	Fujitec Co., Ltd.	10,800,941
1,128,500	Hi-Lex Corp.	28,143,643
541,000	Icom Inc.	12,666,146
105,900	Medikit Co., Ltd.	4,934,324
679,800	Miraca Holdings Inc.	29,110,584
538,600	Nitto Kohki Co., Ltd.	13,637,682
268,900	Okinawa Cellular Telephone Co.	9,796,623
483,900	Retail Partners Co., Ltd.	5,711,888
1,011,000	Rohto Pharmaceutical Co., Ltd.	27,007,855
258,600	San-A Co., Ltd.	12,508,276
290,400	Sankyo Co., Ltd.	9,136,614
10,600	Secom Joshinetsu Co., Ltd.	399,352
276,000	Seven & i Holdings Co., Ltd.	11,471,116
495,575	Shingakukai Co., Ltd.	3,008,416
300,650	Shofu Inc.	3,914,387
4,500	SK Kaken Co., Ltd.	479,255
182,600	Sumitomo Seika Chemicals Co., Ltd.	10,144,895
556,900	Techno Medica Co., Ltd. (b)	9,697,251
752,700	Toho Co., Ltd.	26,086,474
255,200	Transcosmos Inc.	6,525,238
8,366,000	Yahoo Japan Corp.	38,386,705
821,600	Yondoshi Holdings Inc.	21,780,512

		607,241,366

Malaysia – 1.0%
30,431,200	Genting Malaysia Berhad	42,334,484

Mexico – 1.9%
1,377,257	Corporativo Fragua, SAB de CV	16,793,254
11,886,535	Grupo Comercial Chedraui SAB de CV	21,769,059
7,065,300	Kimberly-Clark de México SAB de CV, Class ‘A’	12,439,959
1,773,405	Promotora y Operadora de Infraestructura SAB de CV	17,521,647
5,561,500	Quálitas Controladora, SAB de CV	10,270,213

		78,794,132

Netherlands – 2.3%
834,110	Airbus SE	83,066,923
357,726	Royal Boskalis Westminster N.V.	13,490,299

		96,557,222

Singapore – 2.8%
42,447,700	First Resources Ltd.	59,349,657

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Shares	Description	Fair Value

Singapore – 2.8% (continued)
7,043,020	Haw Par Corp. Ltd.	$59,769,171

		119,118,828

South Africa – 0.7%
2,444,574	Net 1 U.E.P.S. Technologies Inc. (a)	29,065,985

South Korea – 8.1%
113,154	DONGKOOK Pharmaceutical Co., Ltd.	6,699,197
100,598	Fursys Inc.	3,100,710
326,572	Hyundai Elevator Co., Ltd.	16,578,743
268,785	Hyundai Mobis Co., Ltd.	66,073,306
185,236	Hyundai Motor Co.	26,986,071
1,811,420	Kangwon Land, Inc.	58,875,551
17,393	KIWOOM Securities Co., Ltd.	1,422,251
529,409	KT&G Corp.	57,127,522
33,369	Samsung Electronics Co., Ltd.	79,278,893
1,161,012	WHANIN Pharmaceutical Co., Ltd. (b)	24,104,630

		340,246,874

Switzerland – 4.6%
347,236	Compagnie Financière Richemont SA	31,464,866
1,271,232	Nestlé SA	109,322,430
2,755,821	UBS Group AG	50,735,726

		191,523,022

Thailand – 0.3%
30,705,300	Thaicom PCL	11,777,117

United Kingdom – 5.5%
5,145,253	Antofagasta Plc	69,816,018
2,804,742	HSBC Holdings Plc	29,041,158
1,208,449	Jardine Lloyd Thompson Group Plc	22,695,395
6,714,448	Millennium & Copthorne Hotels Plc	53,033,277
29,008	Mitie Group Plc	75,667
3,218,860	WPP Plc	58,279,142

		232,940,657

United States – 2.8%
3,096,223	News Corp., Class ‘A’	50,189,775
1,216,344	News Corp., Class ‘B’	20,191,310
689,199	Schlumberger Ltd.	46,445,121

		116,826,206

	TOTAL COMMON STOCKS
	(Cost – $2,159,313,323)	2,811,075,873

Principal
Amount

CORPORATE NOTES & BONDS – 2.0%
Norway – 0.2%
78,616 USD	Golden Close Maritime Corp. Ltd., 8% due 3/29/2022 (12% PIK) (d)(e)	69,182
77,500,000 NOK	Stolt-Nielsen Ltd., 5.6% due 3/19/2018 (3 month NIBOR + 4.75%) (c)(f)	9,533,408

		9,602,590

Singapore – 0.3%
7,750,000 SGD	DBS Capital Funding II Corp., 5.75% due 6/15/2018 (g)	5,888,916
8,250,000 SGD	United Overseas Bank Ltd., 4.9% due 7/23/2018 (g)	6,264,516

		12,153,432

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Principal
Amount	Description	Fair Value

South Africa – 0.6%
23,118,000 USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (d)	$23,638,155

United Kingdom – 0.3%
	Avanti Communications Group Plc:
5,728,395 USD	10% due 10/1/2021 (15% PIK) (c)(d)(e)	4,768,889
9,858,784 USD	12% due 10/1/2023 (17.5% PIK) (c)(d)(e)	2,489,343
	Ensco Plc:
3,581,000 USD	4.5% due 10/1/2024	3,025,945
385,000 USD	5.2% due 3/15/2025	329,175

		10,613,352

United States – 0.6%
	Intelsat Jackson Holdings SA:
4,096,000 USD	7.5% due 4/1/2021	3,747,840
13,873,000 USD	5.5% due 8/1/2023	11,375,860
	Rowan Cos., Inc.:
8,168,000 USD	4.875% due 6/1/2022	7,739,180
1,586,000 USD	4.75% due 1/15/2024	1,403,610
1,911,000 USD	7.375% due 6/15/2025	1,961,164

		26,227,654

	TOTAL CORPORATE NOTES & BONDS
	(Cost – $88,988,428)	82,235,183

CONVERTIBLE BONDS – 0.3%
Norway – 0.0%
251,952 USD	Golden Close Maritime Corp. Ltd., 0% due 3/29/2022 (a)(c)(d)	41,572

United Kingdom – 0.3%
12,371,000 USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	11,041,118

	TOTAL CONVERTIBLE BONDS
	(Cost – $10,544,350)	11,082,690

SOVEREIGN AND SUPRANATIONAL BONDS – 1.0%
Luxembourg – 0.1%
37,500,000 NOK	European Investment Bank, 1.125% due 5/15/2020	4,610,902

Singapore – 0.9%
	Government of Singapore:
21,142,000 SGD	0.5% due 4/1/2018	15,766,594
26,781,000 SGD	2.5% due 6/1/2019	20,263,212

		36,029,806

	TOTAL SOVEREIGN AND SUPRANATIONAL BONDS
	(Cost – $40,306,236)	40,640,708

Ounces

COMMODITIES – 6.8%
220,108	Gold Bullion (a)	286,875,223

	TOTAL COMMODITIES
	(Cost – $308,169,069)	286,875,223

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Principal
Amount	Description	Fair Value

SHORT-TERM INVESTMENTS – 23.0%
Commercial Paper – 22.9%
	Apple Inc.:
20,000,000 USD	1.19% due 1/5/2018 (d)	$19,994,517
25,000,000 USD	1.49% due 2/8/2018 (d)	24,958,231
16,700,000 USD	AstraZeneca Plc, 1.75% due 1/4/2018 (d)	16,699,190
	Boeing Co.:
25,000,000 USD	1.21% due 1/3/2018 (d)	24,995,042
25,000,000 USD	1.55% due 1/17/2018 (d)	24,980,855
25,000,000 USD	Cisco Systems Inc., 1.38% due 2/13/2018 (d)	24,953,010
30,900,000 USD	Diageo Capital Plc, 1.7% due 1/8/2018 (d)	30,885,486
10,000,000 USD	Dover Corp., 1.8% due 1/2/2018 (d)	9,998,146
	Eli Lilly & Co.:
25,000,000 USD	1.25% due 1/5/2018 (d)	24,993,146
25,000,000 USD	1.25% due 1/12/2018 (d)	24,986,204
	Exxon Mobil Corp.:
25,000,000 USD	1.18% due 1/2/2018	24,996,314
25,000,000 USD	1.28% due 1/4/2018	24,994,408
25,000,000 USD	1.41% due 2/6/2018	24,961,325
7,500,000 USD	Florida Power & Light Co., 1.69% due 2/2/2018 (d)	7,486,999
20,000,000 USD	GlaxoSmithKline LLC, 1.55% due 1/16/2018 (d)	19,985,020
	Henkel Corp.:
25,000,000 USD	1.42% due 1/19/2018 (d)	24,978,037
27,500,000 USD	1.52% due 1/30/2018 (d)	27,462,576
32,500,000 USD	Honeywell International Inc., 1.5% due 1/18/2018 (d)	32,473,765
	Johnson & Johnson:
25,000,000 USD	1.15% due 1/4/2018 (d)	24,994,129
25,000,000 USD	1.15% due 1/10/2018 (d)	24,988,200
25,000,000 USD	1.2% due 1/16/2018 (d)	24,982,150
	LVMH Moët Hennessy Louis Vuitton SE:
25,000,000 USD	1.65% due 1/26/2018 (d)	24,970,347
25,000,000 USD	1.65% due 1/29/2018 (d)	24,968,438
25,000,000 USD	L’Oréal USA Inc., 1.36% due 1/19/2018 (d)	24,979,058
	Microsoft Corp.:
20,000,000 USD	1.21% due 1/9/2018 (d)	19,991,353
20,000,000 USD	1.24% due 1/11/2018 (d)	19,989,759
25,000,000 USD	1.42% due 2/12/2018 (d)	24,954,063
25,000,000 USD	Mondelez International Inc., 1.88% due 1/24/2018 (d)	24,968,601
	Novartis Finance Corp.:
25,000,000 USD	1.27% due 1/2/2018 (d)	24,996,094
3,400,000 USD	1.3% due 1/2/2018 (d)	3,399,469
10,000,000 USD	1.5% due 1/2/2018 (d)	9,998,438
	Proctor & Gamble Co.:
10,000,000 USD	1.24% due 1/8/2018 (d)	9,996,072
25,000,000 USD	1.24% due 1/12/2018 (d)	24,986,204
25,000,000 USD	Shell International Finance BV, 1.45% due 1/23/2018 (d)	24,974,878
	Time Warner Inc.:
25,000,000 USD	1.73% due 1/3/2018 (d)	24,994,194
25,000,000 USD	1.71% due 1/8/2018 (d)	24,988,257
	Unilever Capital Corp.:
25,000,000 USD	1.46% due 1/9/2018 (d)	24,989,038
25,000,000 USD	1.39% due 2/5/2018 (d)	24,960,813

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Principal
Amount	Description	Fair Value

Commercial Paper – 22.9% (continued)
	United Parcel Service, Inc.:
25,000,000 USD	1.1% due 1/11/2018 (d)	$24,987,018
25,000,000 USD	1.15% due 1/22/2018 (d)	24,975,600
25,000,000 USD	Wal-Mart Stores Inc., 1.39% due 1/10/2018 (d)	24,988,117
	Walt Disney Co.:
25,000,000 USD	1.45% due 1/22/2018 (d)	24,975,600
9,800,000 USD	1.63% due 3/23/2018 (d)	9,765,152

		962,543,313

Treasury Bills – 0.1%
5,000,000 USD	U.S. Treasury Bill, due 3/8/2018 (h)	4,988,320

	TOTAL SHORT-TERM INVESTMENTS
	(Cost – $967,660,928)	967,531,633

	TOTAL INVESTMENTS – 100.0% (Cost – $3,574,982,334)	4,199,441,310
	Other Assets In Excess of Liabilities – 0.0%	1,752,163

	TOTAL NET ASSETS – 100.0%	$4,201,193,473

The IVA International Fund had the following open forward foreign currency contracts at December 31, 2017:

		SETTLEMENT				NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	DECEMBER 31, 2017	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Co.	03/08/2018 AUD	38,429,000	$29,299,690	$29,980,886	$(681,196)
euro	State Street Bank & Co.	03/08/2018 EUR	60,242,000	71,922,683	72,550,721	(628,038)
Japanese yen	State Street Bank & Co.	03/08/2018 JPY	23,968,600,000	213,601,993	213,374,569	227,424
South Korean won	State Street Bank & Co.	01/08/2018 KRW	108,324,000,000	99,837,913	101,418,827	(1,580,914)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(2,662,724)

Abbreviations used in this schedule:
ADR	–	American Depositary Receipt
AUD	–	Australian dollar
CI	–	Investment certificates (non-voting)
EUR	–	euro
JPY	–	Japanese yen
KRW	–	South Korean won
NIBOR	–	Norwegian Interbank Offered Rate
NOK	–	Norwegian krone
NV	–	Non-voting
PIK	–	Payment-in-kind
SGD	–	Singapore dollar
USD	–	United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2017

Schedule of Affiliates
	SHARES			SHARES	FAIR VALUE		CHANGE IN
	HELD AT			HELD AT	AT		UNREALIZED
	SEPTEMBER	SHARE	SHARE	DECEMBER	DECEMBER 31,	REALIZED	APPRECIATION/	DIVIDEND
SECURITY	30, 2017	ADDITIONS	REDUCTIONS	31, 2017	2017	GAIN/(LOSS)	(DEPRECIATION)	INCOME*

APT Satellite
Holdings Ltd. **	40,491,000	10,771,000	–	51,262,000	$22,373,835	–	$(1,480,374)	–
Clear Media Ltd.	40,065,030	–	–	40,065,030	39,845,291	–	(6,417,519)	–
DOM Security SA	160,250	–	1,590	158,660	11,326,901	$71,499	(183,151)	–
Techno Medica
Co., Ltd.	556,900	–	–	556,900	9,697,251	–	95,954	–
WHANIN
Pharmaceutical
Co., Ltd.	816,196	344,816	–	1,161,012	$24,104,630	–	1,547,914	–

Total					$107,347,908	$71,499	$(6,437,176)	–

* Dividend income is gross of withholding taxes.
** Non-affiliated at September 30, 2017.

(c)	Security is deemed illiquid. As of December 31, 2017, the value of these illiquid securities amounted to 0.5% of total net assets.
(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(f)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(g)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(h)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of December 31, 2017, portfolio securities valued at $4,988,320 were segregated to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	16.2%
Industrials	12.5%
Technology	9.5%
Health Care	8.1%
Consumer Staples	7.7%
Gold & Gold Mining	7.4%
Financials	6.5%
Materials	3.2%
Telecommunication Services	1.9%
Energy	1.7%
Holding Company	1.0%
Sovereign and Supranational Bonds	1.0%
Utilities	0.3%
Short-Term Investments	23.0%
Other (a)	0.0%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds financial statements.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAVs.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – last traded/quoted prices in active markets for identical unrestricted investments

•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Last
	Traded/Quoted
	Prices in Active
	Markets for
	Identical		Significant
	Unrestricted	Other Significant	Unobservable
	Investments	Observable Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,303,742,902	$393,273,050	–	$2,697,015,952
United States	1,723,179,947	–	–	1,723,179,947
Corporate notes & bonds	–	121,942,639	–	121,942,639
Convertible bonds	–	4,024,161	–	4,024,161
Sovereign bonds	–	36,415,673	–	36,415,673
Commodities	468,144,150	–	–	468,144,150
Short-term investments	1,000,000	3,363,584,682	–	3,364,584,682

Total assets	$4,496,066,999	$3,919,240,205	–	$8,415,307,204

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	–	$3,555,348	–	$3,555,348

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2017, the Worldwide Fund had transfers of $377,158,004 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the Worldwide Fund valued its securities. For the period ended December 31, 2017, and the year ended September 30, 2017, there were no Level 3 assets or liabilities held in the Worldwide Fund.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Last
	Traded/Quoted
	Prices in Active
	Markets for
	Identical		Significant
	Unrestricted	Other Significant	Unobservable
	Investments	Observable Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,321,188,117	$373,061,550	–	$2,694,249,667
United States	116,826,206	–	–	116,826,206
Corporate notes & bonds	–	82,235,183	–	82,235,183
Convertible bonds	–	11,082,690	–	11,082,690
Sovereign and supranational
bonds	–	40,640,708	–	40,640,708
Commodities	286,875,223	–	–	286,875,223
Short-term investments	–	967,531,633	–	967,531,633

Total assets	$2,724,889,546	$1,474,551,764	–	$4,199,441,310

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	–	$2,662,724	–	$2,662,724

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2017, the International Fund had transfers of $335,888,721 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the International Fund valued its securities. For the period ended December 31, 2017, and the year ended September 30, 2017, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2017, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

Notes to Schedules of Investments (unaudited)	IVA Funds

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended December 31, 2017, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at December 31, 2017.

Worldwide Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(3,555,348)

International Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(2,662,724)

During the period ended December 31, 2017, the Worldwide Fund had average notional values of $390,826,456 on open forward foreign currency contracts to sell.

During the period ended December 31, 2017, the International Fund had average notional values of $408,895,104 on open forward foreign currency contracts to sell.

Item 2.	Controls and Procedures.

(a)      Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)      There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2018

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	February 28, 2018